INCOME TAXES (BENEFIT)	12 Months Ended
Mar. 31, 2016
INCOME TAXES (BENEFIT)
INCOME TAXES (BENEFIT)

15. INCOME TAXES (BENEFIT)

Income (loss) from operations before income taxes and income taxes (benefit) for the years ended March 31, 2014, 2015 and 2016, consist of the following components:

	Thousands of Yen
	2014	2015	2016
Income (loss) from operations before income taxes:
Domestic	¥(315,434)	¥502,845	¥(235,186)
Foreign	(233,769)	(44,548)	6,436
Total	¥(549,203)	¥458,297	¥(228,750)
Income taxes (benefit)-current
Domestic	¥20,325	¥82,915	¥121,253
Foreign	2,974	(44)	92,062
Total	¥23,299	¥82,871	¥213,315
Income taxes (benefit)-deferred
Domestic	¥(93,394)	¥132,995	¥5,122
Foreign	(35,556)	22,228	(35,312)
Total	¥(128,950)	¥155,223	¥(30,190)

For the years ended March 31, 2014, 2015 and 2016, ¥(105,651) thousand,  ¥238,094 thousand and ¥183,125 thousand were recorded as income tax expenses (benefit) attributable to operations and ¥753 thousand, ¥50,902 thousand and ¥32,779 thousand were recognized as income tax expenses attributable to other comprehensive income, respectively.

The tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances at March 31, 2015 and 2016 are as follows:

	Thousands of Yen
	2015		2016
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
	Asset	Liability	Asset	Liability
Impairment loss on investments in securities	¥40,271	¥—	¥38,130	¥—
Depreciation and amortization	16,160	41,904	11,085	37,478
Accrued municipal governments tax	10,602	—	9,812	—
Allowance for doubtful accounts	—	—	23,144	—
Deferred revenue	1,843	—	—	—
Accrued bonus	45,937	—	49,354	—
Accrued vacation	18,077	—	63,984	—
Asset retirement obligations	15,537	—	16,591	—
Operating loss carryforwards	48,629	—	109,413	—
Derivatives	—	—	20,174	—
Accounts payable	—	—	4,754	—
Prepaid expenses	—	18,170	—	21,635
Unrealized gain on available-for-sale securities	—	97,769	—	141,653
Acquisition related costs	28,396	—	26,885	—
Share-based compensation expense	14,547	—	4,070	—
Intangible assets	—	—	—	707,315
Others	30,227	23,432	40,600	8,260
Total	270,226	181,275	417,996	916,341
Valuation allowances	(88,870)	—	(132,874)	—
Total	¥181,356	¥181,275	¥285,122	¥916,341

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the period in which these differences become deductible. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances as of March 31, 2015 and 2016.

As of March 31, 2015, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of the Korean, Taiwanese and a certain domestic subsidiaries. As of March 31, 2016, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of the U.S., Taiwanese and certain domestic subsidiaries. The valuation allowance was provided at the amounts which are considered not more likely than not to be realized.

An analysis of the movement in the valuation allowance for deferred tax assets for the years ended March 31, 2014, 2015 and 2016 is as follows:

	Thousands of Yen
	2014	2015	2016
Balance at beginning of year	¥22,856	¥57,324	¥88,870
Additions	36,122	48,931	61,670
Deductions	(1,654)	(17,385)	(17,666)
Balance at end of year	¥57,324	¥88,870	¥132,874

As of March 31, 2016, the Taiwan subsidiary, the U.S. subsidiaries and domestic subsidiaries had operating loss carryforwards of ¥55,837 thousand, ¥35,247 thousand and ¥18,329 thousand, respectively. These operating loss carryforwards are available to offset future taxable income and will expire in March 2026 for Taiwanese taxes and March 2025 for Japanese income tax, respectively and will not expire for U.S. taxes.

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a statutory tax rate of approximately 38.01 percent, 35.64 percent and 33.06 percent for the years ended March 31, 2014, 2015 and 2016, respectively.

Reconciliations between the amount of reported income taxes (benefit) and the amount of income taxes (benefit) computed using the normal statutory tax rate for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Thousands of Yen
	2014	2015	2016
Amount computed using normal Japanese statutory tax rate	¥(208,752)	¥163,336	¥(75,716)
Increase (decrease) in taxes resulting from:
Change in valuation allowance	34,468	31,545	44,004
Change in statutory tax rate	1,836	15,798	18,074
Share-based compensation expense	25,331	6,927	21,531
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	27,204	15,776	14,475
Officers’ remuneration not deductible for tax purpose	775	4,870	—
Research and development tax credit	—	(7,513)	—
Non-deductible acquisition costs and earn-out liability adjustment	—	—	157,739
Others-net	13,487	7,355	3,018
Income tax expense (benefit) as reported	¥(105,651)	¥238,094	¥183,125

Change in valuation allowance for the year ended March 31, 2014 includes an increase of ¥19,860 thousand in the valuation allowance of the foreign subsidiaries in Korea and Taiwan and a domestic subsidiary as of March 31, 2014 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2014 and an increase of ¥16,262 thousand in the valuation allowance for the deferred tax assets arising from research and development tax credits.

Change in valuation allowance for the year ended March 31, 2015 includes an increase of ¥20,536 thousand in the valuation allowance of the foreign subsidiaries in Taiwan and a domestic subsidiary as of March 31, 2015 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2015 and an increase of ¥28,395 thousand in the valuation allowance for the deferred tax assets arising from acquisition-related costs, and a decrease of ¥16,262 thousand in the valuation allowance for the deferred tax assets arising from research and development tax credits.

Change in valuation allowance for the year ended March 31, 2016 includes an increase of ¥61,670 thousand in the valuation allowance of foreign subsidiaries in Taiwan and U.S. and domestic subsidiaries as of March 31, 2016 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2016 and a decrease of ¥17,666 thousand in the valuation allowance for the deferred tax assets of the foreign subsidiary in Korea.

The combined statutory tax rate was 38.01 percent for the three years from April 1, 2012 to March 31, 2015 and 35.64 percent for the years beginning on or after April 1, 2015. Further, amendments to Japanese tax regulations were enacted into law on March 20, 2014. As a result, the 10 percent surtax was eliminated for the year from April 1, 2014 to March 31, 2015 and the combined statutory tax rate was reduced from 38.01 percent to 35.64 percent from the fiscal year beginning April 1, 2014. The effect of the change in tax rate was insignificant for the years ended March 31, 2014 and 2015.

On March 31, 2015, amendments to Japanese tax regulations were enacted into law. As a result, the combined Japanese statutory rate was reduced from 35.64 percent to 33.10 percent from the fiscal year beginning April 1, 2015 and from 33.10 percent to 32.34 percent from the fiscal year beginning April 1, 2016. The impact of the tax law changes was a net deferred income taxes benefit of ¥15,798 thousand for the year ended March 31, 2015.

On March 29, 2016, amendments to Japanese tax regulations were enacted into law. As a result, the combined Japanese statutory rate will be reduced from 32.34 percent to 30.86 percent for the two years from April 1, 2016 to March 31, 2018 and from 32.34 percent to 30.62 percent from the fiscal year beginning April 1, 2018. The impact of the tax law changes was a net deferred income taxes benefit of ¥18,074 thousand for the year ended March 31, 2016.